Share-Based Compensation - Schedule of Share-Based Compensation Expenses (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation expense	¥ 218,974	$ 31,313	¥ 192,024	¥ 195,092
Cost of Revenues [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation expense	14,812	2,118	8,135	7,982
Sales and Marketing Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation expense	56,938	8,142	48,445	49,305
General and Administrative Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation expense	60,110	8,596	51,112	51,860
Product Development Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation expense	¥ 87,114	$ 12,457	¥ 84,332	¥ 85,945